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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ] Amendment Number: _____________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longhorn Capital Partners, L.P.
Address: 1445 Ross Avenue
         Suite 5000
         Dallas, TX 75202

Form 13F File Number: 28-13393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kristopher N. Kristynik
Title: Principal
Phone: (214) 452-6260

Signature, Place, and Date of Signing:


      /s/ Kristopher N. Kristynik            Dallas, TX        November 15, 2010
-------------------------------------   --------------------   -----------------
            (Signature)                    (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         25
Form 13F Information Table Value Total:    192,468
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

           COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- --------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                                                        VOTING AUTHORITY
                                TITLE OF       CUSIP     VALUE   SHRS OR SH/ PUT/ INVESTMENT   OTHER  -------------------
       NAME OF ISSUER            CLASS                  (X1000)  PRN AMT PRN CALL DISCRETION  MANAGER   SOLE  SHARED NONE
---------------------------- --------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ACTIVISION BLIZZARD INC      COM             00507V109   2,142   198,000 SH  N/A  SOLE           0    198,000    0     0
AIXTRON AKTIENGESELLSCHAFT   SPONSORED ADR   009606104     203     6,800 SH  N/A  SOLE           0      6,800    0     0
APOLLO GROUP INC             CL A            037604105  11,631   226,500 SH  PUT  SOLE           0    226,500    0     0
CASH AMER INTL INC           COM             14754D100   2,380    68,000 SH  N/A  SOLE           0     68,000    0     0
DOLLAR TREE INC              COM             256746108   2,277    46,700 SH  N/A  SOLE           0     46,700    0     0
EBAY INC                     COM             278642103   3,636   149,000 SH  N/A  SOLE           0    149,000    0     0
GEO GROUP INC                COM             36159R103   4,011   171,777 SH  N/A  SOLE           0    171,777    0     0
HEWLETT PACKARD CO           COM             428236103   2,987    71,000 SH  N/A  SOLE           0     71,000    0     0
INTERACTIVE BROKERS GROUP IN COM             45841N107   2,177   126,500 SH  N/A  SOLE           0    126,500    0     0
ITT CORP NEW                 COM             450911102   2,014    43,000 SH  N/A  SOLE           0     43,000    0     0
ITT EDUCATIONAL SERVICES INC COM             45068B109   4,568    65,000 SH  PUT  SOLE           0     65,000    0     0
MATTEL INC                   COM             577081102   3,062   130,500 SH  N/A  SOLE           0    130,500    0     0
NIKE INC                     CL B            654106103   2,284    28,500 SH  N/A  SOLE           0     28,500    0     0
PEPSICO INC                  COM             713448108   4,970    74,800 SH  N/A  SOLE           0     74,800    0     0
SAIC INC                     COM             78390X101   2,867   179,398 SH  N/A  SOLE           0    179,398    0     0
SELECT SECTOR SPDR TR        SBI INT-FINL    81369Y605   1,435   100,000 SH  PUT  SOLE           0    100,000    0     0
SPDR S&P 500 ETF TR          TR UNIT         78462F103  68,753   602,406 SH  N/A  SOLE           0    602,406    0     0
SPDR S&P 500 ETF TR          TR UNIT         78462F103  46,508   407,500 SH  PUT  SOLE           0    407,500    0     0
SPDR SERIES TRUST            KBW REGN BK ETF 78464A698   2,062    90,000 SH  N/A  SOLE           0     90,000    0     0
STRAYER ED INC               COM             863236105   2,967    17,000 SH  N/A  SOLE           0     17,000    0     0
TYCO INTERNATIONAL LTD       SHS             H89128104   3,956   107,700 SH  N/A  SOLE           0    107,700    0     0
VALERO ENERGY CORP NEW       COM             91913Y100   2,574   147,000 SH  N/A  SOLE           0    147,000    0     0
VIACOM INC NEW               CL B            92553P201   4,035   111,500 SH  N/A  SOLE           0    111,500    0     0
WAL MART STORES INC          COM             931142103   4,977    93,000 SH  N/A  SOLE           0     93,000    0     0
WHITING PETE CORP NEW        COM             966387102   3,992    41,800 SH  N/A  SOLE           0     41,800    0     0